Share-Based Payments	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Share-Based Payments
19.A Stock Option Plans
SLF Inc. has granted stock options to eligible employees under the Executive Stock Option Plan. These options are granted at the closing price of the common shares on the Toronto Stock Exchange ("TSX") on the grant date for stock options granted after January 1, 2007. The options granted under the stock option plans vest over a four-year period. All options have a maximum exercise period of 10 years. The maximum numbers of common shares that may be issued under the Executive Stock Option Plan are 29,525,000 shares.

The activities in the stock option plans for the years ended December 31 are as follows:

	2018		2017
	Number of stock options (thousands)	Weighted average exercise price	Number of stock options (thousands)	Weighted average exercise price
Balance, January 1,	3,008	$33.88	3,397	$34.19
Granted	517	$53.96	369	$48.20
Exercised	(399)	$34.57	(437)	$34.70
Forfeited	(25)	$43.79	(4)	$47.96
Expired	—	$—	(317)	$52.54
Balance, December 31,	3,101	$37.06	3,008	$33.88
Exercisable, December 31,	2,041	$30.97	2,071	$29.76

The average share price at the date of exercise of stock options for the year ended December 31, 2018 was $53.28 ($49.98 for 2017).

Compensation expense for stock options was $3 for the year ended December 31, 2018 ($3 for 2017).

The stock options outstanding as at December 31, 2018, by exercise price, are as follows:

Range of exercise prices	Number of stock options (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$18.00 to $24.00	624	2.63	$21.28
$24.01 to $30.00	350	3.74	$27.79
$30.01 to $35.00	308	1.82	$31.11
$35.01 to $45.00	949	6.23	$39.45
$45.01 to $53.96	870	8.75	$51.62
Total stock options	3,101	5.49	$37.06

The weighted average fair values of the stock options, calculated using the Black-Scholes option pricing model, granted during the year ended December 31, 2018 was $7.00 ($9.41 for 2017). The Black-Scholes option pricing model used the following assumptions to determine the fair value of options granted during the years ending December 31:

Weighted average assumptions	2018	2017
Risk-free interest rate	2.2%	1.3%
Expected volatility	21.3%	31.7%
Expected dividend yield	4%	4%
Expected life of the option (in years)	6.3	6.3
Exercise price	$53.96	$48.20

Expected volatility is based on historical volatility of the common shares, implied volatilities from traded options on the common shares, and other factors. The expected term of options granted is derived based on historical employee exercise behaviour and employee termination experience. The risk-free rate for periods within the expected term of the option is based on the Canadian government bond yield curve in effect at the time of grant.
19.B Employee Share Ownership Plan
In Canada, we match eligible employees' contributions to the Sun Life Financial Employee Stock Plan. Employees may elect to contribute from 1% to 20% of their target annual compensation to the Sun Life Financial Employee Stock Plan. Under this plan the match is provided for employees who have met one year of employment eligibility and is equal to 50% of the employee's contributions up to 5% of an employee's annual compensation. The match is further capped by a one thousand five hundred dollar annual maximum. Our contributions vest immediately and are expensed. We recorded an expense of $8 for the year ended December 31, 2018 ($7 for 2017).
19.C Other Share-Based Payment Plans
All other share-based payment plans use notional units that are valued based on the common share price on the TSX. Any fluctuation in the common share price changes the value of the units, which affects our share-based payment compensation expense. Upon redemption of these units, payments are made to the employees with a corresponding reduction in the accrued liability. We use equity swaps and forwards to hedge our exposure to variations in cash flows due to changes in the common share price for all of these plans.

Details of these plans are as follows:

Senior Executives' Deferred Share Unit (“DSU”) Plan: Under the DSU plan, designated executives may elect to receive all or a portion of their annual incentive award in the form of DSUs. Each DSU is equivalent in value to one common share and earns dividend equivalents in the form of additional DSUs at the same rate as the dividends on common shares. The designated executives must elect to participate in the plan prior to the beginning of the plan year and this election is irrevocable. Awards generally vest immediately; however, participants are not permitted to redeem the DSUs until after termination, death, or retirement. The value at the time of redemption will be based on the fair value of the common shares immediately before their redemption.

Sun Share Unit (“Sun Share”) Plan: Under the Sun Share plan, participants are granted units that are equivalent in value to one common share and have a grant price equal to the average of the closing price of a common share on the TSX on the five trading days immediately prior to the date of grant. Participants generally hold units for up to 36 months from the date of grant. The units earn dividend equivalents in the form of additional units at the same rate as the dividends on common shares. Units may vest or become payable if we meet specified threshold performance targets. The plan provides for performance factors to motivate participants to achieve a higher return for shareholders (performance factors are determined through a multiplier that can be as low as zero or as high as two times the number of units that vest). Payments to participants are based on the number of units vested multiplied by the average closing price of a common share on the TSX on the five trading days immediately prior to the vesting date.

Additional information for other share-based payment plans: The units outstanding under these plans and the liabilities recognized for these units in our Consolidated Statements of Financial Position are summarized in the following table:

Number of units (in thousands)	Sun Shares	DSUs	Total
Units outstanding December 31, 2018	5,967	854	6,821
Units outstanding December 31, 2017	6,507	1,040	7,547
Liability accrued as at December 31, 2018	$200	$35	$235
Liability accrued as at December 31, 2017	$250	$50	$300

Compensation expense and the income tax expense (benefit) for other share-based payment plans for the years ended December 31 are shown in the following table. Since expenses for the DSUs are accrued as part of incentive compensation in the year awarded, the expenses below do not include these accruals. The expenses presented in the following table include increases in the liabilities for Sun Shares and DSUs due to changes in the fair value of the common shares and the accruals of the Sun Shares liabilities over the vesting period, and exclude any adjustment in expenses due to the impact of hedging.

For the years ended December 31,	2018	2017
Compensation expense	$87	$125
Income tax expense (benefit)	$(21)	$(32)

19.D Share-Based Payment Plans of MFS
Share-based payment awards within MFS are based on their own shares. Restricted share awards and stock option awards are settled in MFS shares and restricted stock unit awards are settled in cash. Restricted share awards, restricted stock unit awards, and stock option awards generally vest over a four-year period and continued employment is generally the only service requirement for these awards. Holders of restricted share awards and restricted stock unit awards are entitled to receive non-forfeitable dividend equivalent payments during the vesting period at the same rate as the dividends on MFS's shares.

Although restricted share awards and stock option awards are settled in shares, all of the MFS share-based awards, including outstanding MFS shares, are accounted for as cash-settled share-based payment awards due to the fact that MFS has a practice of repurchasing its outstanding shares after a specified holding period. The fair value of stock option awards is determined using the Black-Scholes option pricing model, while the fair value of restricted share awards, restricted stock unit awards, and outstanding MFS shares are estimated using a market consistent share valuation model. The amount of periodic compensation expense recognized is impacted by grants of new awards, vesting, exercise, and forfeiture of unvested awards, share repurchases, changes in fair value of awards, and outstanding MFS shares. The total liability accrued attributable to all MFS share-based payment plans as at December 31, 2018 was $831 ($844 as at December 31, 2017) which includes a liability of $677 (US$496) for the stock options, restricted shares, and outstanding MFS shares.

Compensation expense and the income tax expense (benefit) for these awards for the years ended December 31 are shown in the following table:

For the years ended December 31,	2018	2017
Compensation expense	$248	$341
Income tax expense (benefit)	$(49)	$(85)